Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
			Average		Investment Based On:
			Summary	Average
	Summary		Compensation	Compensation
	Compensation	Compensation	Table Total	Actually Paid to		PHLX Utility	EIX Net
	Table Total	Actually	for Non-PEO	Non-PEO	EIX	Sector Index	Income(5)	EIX Core
Year	for CEO(1)(2)	Paid to CEO(3)	NEOs(1)(2)	NEOs(3)	TSR(4)	TSR(4)	(Millions)	EPS(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$14,881,111	$22,827,198	$3,411,388	$4,573,893	$113.30	$111.05	$1,407	$4.76
2022	$12,191,229	$11,737,696	$2,682,477	$2,693,250	$96.54	$122.25	$824	$4.61
2021	$14,364,340	$20,039,901	$3,150,435	$4,001,757	$99.07	$121.46	$925	$4.62
2020	$15,785,999	$5,705,558	$3,519,193	$1,589,352	$87.21	$102.72	$871	$4.65
(1)	Mr. Pizarro was our CEO for each of the four years included in the table above. For 2020, our Non-PEO NEOs were Ms. Rigatti, Mr. Umanoff, Kevin M. Payne (SCE’s President and CEO in 2020 and 2021 through Nov. 30, 2021), and J. Andrew Murphy (EIX SVP through July 2023 and President and CEO of Edison Energy since July 2023). For 2021, our Non-PEO NEOs were Ms. Rigatti and Messrs. Umanoff, Powell, Murphy, and Payne. For 2022, our Non-PEO NEOs were Ms. Rigatti, Messrs. Umanoff and Powell, and Caroline Choi (who is still an EIX and SCE SVP). For 2023, our Non-PEO NEOs are Ms. Rigatti and Messrs. Umanoff, Powell, and Murphy.
(2)	The dollar amounts reported in column (b) are the amounts reported for Mr. Pizarro (our CEO) for each of the corresponding years in the “Total” column of the Summary Compensation Table in each applicable year. The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group (excluding Mr. Pizarro) in the “Total” column of the Summary Compensation Table in each applicable year.
(3)	For purposes of this table, the CAP for each of our NEOs means the NEO’s total compensation as reflected in the SCT for the applicable year and adjusted for the following with respect to each NEO:
■	Less the aggregate change in the actuarial present value of the accumulated benefit under the SCE Retirement Plan and the EIX Executive Retirement Plan included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT for the applicable year,
■	Plus the pension service cost for the applicable year (there was no prior service cost for the NEOs for the fiscal years covered by the table),
■	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year,
■	Plus the year-end value of EIX LTI awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year,
■	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for EIX LTI awards that were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
■	Plus the vesting date value of EIX LTI awards which were granted and vested during the same covered fiscal year (none of EIX’s LTI awards granted to NEOs during the fiscal years covered by the table vested in the year of grant),
■	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards that were granted in prior years and vested in the covered fiscal year,
■	Less, as to any EIX LTI awards that were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of EIX’s LTI awards granted to NEOs in prior fiscal years were forfeited during the fiscal years covered by the table),
■	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested EIX LTI awards (no dividends or dividend equivalents are credited with respect to EIX options and, for other EIX LTI awards, the crediting of dividend equivalents has been taken into account in determining the applicable year-end or vesting date value of the award),
■	Plus, as to an EIX LTI award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of EIX’s LTI awards held by the NEOs were materially modified during the fiscal years covered by the table).

The table above reflects the CAP for our CEO and the average of the CAPs determined for the Non-PEO NEOs.

The following table provides a reconciliation of the SCT Total to CAP for our CEO.

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	2020	2021	2022	2023

Summary Compensation Table Total	$15,785,999	$14,364,340	$12,191,229	$14,881,111

- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	$(5,387,582)	$(3,187,737)	$0	$(2,494,851)

+ Pension Service Cost	$366,188	$341,921	$732,343	$673,109

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(7,417,623)	$(7,647,587)	$(8,768,150)	$(9,100,190)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,488,037	$13,800,409	$9,536,342	$11,501,616

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(4,838,500)	$2,713,850	$(1,221,846)	$5,112,984

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(290,962)	$(345,295)	$(732,222)	$2,253,420

Compensation Actually Paid	$5,705,558	$20,039,901	$11,737,696	$22,827,198

The following table provides a reconciliation of the average of the SCT Total for the Non-PEO NEOs for a fiscal year to the average of the CAP for the Non-PEO NEOs for that fiscal year.

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2020	2021	2022	2023

Summary Compensation Table Total	$3,519,193	$3,150,435	$2,682,477	$3,411,388

- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	$(1,050,375)	$(598,406)	$(61,312)	$(599,130)

+ Pension Service Cost	$84,694	$108,558	$230,453	$217,092

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,354,502)	$(1,290,029)	$(1,375,761)	$(1,550,274)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,367,354	$2,246,445	$1,496,288	$1,959,371

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(920,735)	$438,009	$(176,858)	$790,838

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(56,277)	$(53,254)	$(102,037)	$344,608

Compensation Actually Paid	$1,589,352	$4,001,757	$2,693,250	$4,573,893

(4)	EIX TSR represents cumulative total shareholder return on a fixed investment of $100 in the EIX’s common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends. PHLX Utility Sector Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the PHLX Utility Sector Index for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends.
(5)	This column shows EIX’s GAAP net income for each fiscal year covered by the table.
(6)	This column shows EIX’s Core EPS (as measured for EPS performance shares) for each fiscal year covered by the table. See Performance Share Awards: Core EPS Metric above for more information about the calculation of this metric.

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote
(1)	Mr. Pizarro was our CEO for each of the four years included in the table above. For 2020, our Non-PEO NEOs were Ms. Rigatti, Mr. Umanoff, Kevin M. Payne (SCE’s President and CEO in 2020 and 2021 through Nov. 30, 2021), and J. Andrew Murphy (EIX SVP through July 2023 and President and CEO of Edison Energy since July 2023). For 2021, our Non-PEO NEOs were Ms. Rigatti and Messrs. Umanoff, Powell, Murphy, and Payne. For 2022, our Non-PEO NEOs were Ms. Rigatti, Messrs. Umanoff and Powell, and Caroline Choi (who is still an EIX and SCE SVP). For 2023, our Non-PEO NEOs are Ms. Rigatti and Messrs. Umanoff, Powell, and Murphy.

Peer Group Issuers, Footnote
(4)	EIX TSR represents cumulative total shareholder return on a fixed investment of $100 in the EIX’s common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends. PHLX Utility Sector Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the PHLX Utility Sector Index for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends.

PEO Total Compensation Amount	$ 14,881,111	$ 12,191,229	$ 14,364,340	$ 15,785,999
PEO Actually Paid Compensation Amount	$ 22,827,198	11,737,696	20,039,901	5,705,558
Adjustment To PEO Compensation, Footnote
(3)	For purposes of this table, the CAP for each of our NEOs means the NEO’s total compensation as reflected in the SCT for the applicable year and adjusted for the following with respect to each NEO:
■	Less the aggregate change in the actuarial present value of the accumulated benefit under the SCE Retirement Plan and the EIX Executive Retirement Plan included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT for the applicable year,
■	Plus the pension service cost for the applicable year (there was no prior service cost for the NEOs for the fiscal years covered by the table),
■	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year,
■	Plus the year-end value of EIX LTI awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year,
■	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for EIX LTI awards that were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
■	Plus the vesting date value of EIX LTI awards which were granted and vested during the same covered fiscal year (none of EIX’s LTI awards granted to NEOs during the fiscal years covered by the table vested in the year of grant),
■	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards that were granted in prior years and vested in the covered fiscal year,
■	Less, as to any EIX LTI awards that were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of EIX’s LTI awards granted to NEOs in prior fiscal years were forfeited during the fiscal years covered by the table),
■	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested EIX LTI awards (no dividends or dividend equivalents are credited with respect to EIX options and, for other EIX LTI awards, the crediting of dividend equivalents has been taken into account in determining the applicable year-end or vesting date value of the award),
■	Plus, as to an EIX LTI award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of EIX’s LTI awards held by the NEOs were materially modified during the fiscal years covered by the table).

The table above reflects the CAP for our CEO and the average of the CAPs determined for the Non-PEO NEOs.

The following table provides a reconciliation of the SCT Total to CAP for our CEO.

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	2020	2021	2022	2023

Summary Compensation Table Total	$15,785,999	$14,364,340	$12,191,229	$14,881,111

- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	$(5,387,582)	$(3,187,737)	$0	$(2,494,851)

+ Pension Service Cost	$366,188	$341,921	$732,343	$673,109

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(7,417,623)	$(7,647,587)	$(8,768,150)	$(9,100,190)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,488,037	$13,800,409	$9,536,342	$11,501,616

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(4,838,500)	$2,713,850	$(1,221,846)	$5,112,984

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(290,962)	$(345,295)	$(732,222)	$2,253,420

Compensation Actually Paid	$5,705,558	$20,039,901	$11,737,696	$22,827,198

Non-PEO NEO Average Total Compensation Amount	$ 3,411,388	2,682,477	3,150,435	3,519,193
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,573,893	2,693,250	4,001,757	1,589,352
Adjustment to Non-PEO NEO Compensation Footnote
(3)	For purposes of this table, the CAP for each of our NEOs means the NEO’s total compensation as reflected in the SCT for the applicable year and adjusted for the following with respect to each NEO:
■	Less the aggregate change in the actuarial present value of the accumulated benefit under the SCE Retirement Plan and the EIX Executive Retirement Plan included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT for the applicable year,
■	Plus the pension service cost for the applicable year (there was no prior service cost for the NEOs for the fiscal years covered by the table),
■	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year,
■	Plus the year-end value of EIX LTI awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year,
■	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for EIX LTI awards that were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
■	Plus the vesting date value of EIX LTI awards which were granted and vested during the same covered fiscal year (none of EIX’s LTI awards granted to NEOs during the fiscal years covered by the table vested in the year of grant),
■	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards that were granted in prior years and vested in the covered fiscal year,
■	Less, as to any EIX LTI awards that were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of EIX’s LTI awards granted to NEOs in prior fiscal years were forfeited during the fiscal years covered by the table),
■	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested EIX LTI awards (no dividends or dividend equivalents are credited with respect to EIX options and, for other EIX LTI awards, the crediting of dividend equivalents has been taken into account in determining the applicable year-end or vesting date value of the award),
■	Plus, as to an EIX LTI award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of EIX’s LTI awards held by the NEOs were materially modified during the fiscal years covered by the table).

The following table provides a reconciliation of the average of the SCT Total for the Non-PEO NEOs for a fiscal year to the average of the CAP for the Non-PEO NEOs for that fiscal year.

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2020	2021	2022	2023

Summary Compensation Table Total	$3,519,193	$3,150,435	$2,682,477	$3,411,388

- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	$(1,050,375)	$(598,406)	$(61,312)	$(599,130)

+ Pension Service Cost	$84,694	$108,558	$230,453	$217,092

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,354,502)	$(1,290,029)	$(1,375,761)	$(1,550,274)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,367,354	$2,246,445	$1,496,288	$1,959,371

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(920,735)	$438,009	$(176,858)	$790,838

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(56,277)	$(53,254)	$(102,037)	$344,608

Compensation Actually Paid	$1,589,352	$4,001,757	$2,693,250	$4,573,893

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

In accordance with PvP rules, the following is an unranked list of EIX’s financial performance measures we consider most important in linking the CAP for our NEOs for 2023 with EIX’s performance.

■	Core EPS (see Performance Share Awards: Core EPS Metric above)
■	Relative total shareholder return (see Performance Share Awards: TSR Metric above)
■	Core earnings (see Annual Incentive Awards above)

Total Shareholder Return Amount	$ 113.30	96.54	99.07	87.21
Peer Group Total Shareholder Return Amount	111.05	122.25	121.46	102.72
Net Income (Loss)	$ 1,407,000,000	$ 824,000,000	$ 925,000,000	$ 871,000,000
Company Selected Measure Amount | $ / shares	4.76	4.61	4.62	4.65
PEO Name	Mr. Pizarro
Measure:: 1
Pay vs Performance Disclosure
Name	Core EPS
Non-GAAP Measure Description
(6)	This column shows EIX’s Core EPS (as measured for EPS performance shares) for each fiscal year covered by the table. See Performance Share Awards: Core EPS Metric above for more information about the calculation of this metric.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name	Core earnings
PEO | Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,494,851)	$ 0	$ (3,187,737)	$ (5,387,582)
PEO | Pension Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	673,109	732,343	341,921	366,188
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,100,190)	(8,768,150)	(7,647,587)	(7,417,623)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,501,616	9,536,342	13,800,409	7,488,037
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,112,984	(1,221,846)	2,713,850	(4,838,500)
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,253,420	(732,222)	(345,295)	(290,962)
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,130)	(61,312)	(598,406)	(1,050,375)
Non-PEO NEO | Pension Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,092	230,453	108,558	84,694
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,550,274)	(1,375,761)	(1,290,029)	(1,354,502)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,959,371	1,496,288	2,246,445	1,367,354
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	790,838	(176,858)	438,009	(920,735)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 344,608	$ (102,037)	$ (53,254)	$ (56,277)